Cash, Cash Equivalents, and Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Restricted assets-current	$ 71,297	$ 54,645
Restricted cash classified as other assets	$ 3,942	$ 3,620